Other intangible assets - Schedule of asset useful economic lives (Details) - Software	12 Months Ended
Mar. 31, 2024
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Disclosure of detailed information about intangible assets [line items]
Amortised period (in years)	3 years
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Disclosure of detailed information about intangible assets [line items]
Amortised period (in years)	10 years